Stockholders' Equity (Details) - Schedule of warrant activity - Warrant Activity [Member]	3 Months Ended
Mar. 31, 2021 USD ($) $ / shares shares
Class of Warrant or Right [Line Items]
Number of shares Outstanding, Beginning balance | shares	55,303,832
Weighted Average Exercise Price, Beginning balance | $ / shares	$ 5.92
Weighted Average Contractual Life (years), Beginning balance	4 years 8 months 23 days
Number of Shares, Exercised | shares	(16,005,411)
Weighted Average Exercise Price, Exercised | $ / shares	$ 1.40
Number of shares Outstanding, Ending balance | shares	39,298,421
Weighted Average Exercise Price, Ending balance | $ / shares	$ 7.76
Weighted Average Contractual Life (years), Ending balance	6 years 3 months 21 days
Intrinsic Value, Ending balance | $	$ 52,733,362
Number of shares, Exercisable | shares	29,261,496
Weighted Average Exercise Price, Exercisable | $ / shares	$ 7.40
Weighted Average Contractual Life (years), Exercisable	5 years 1 month 6 days
Intrinsic Value, Exercisable | $	$ 16,399,693